Financial risk management	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
The Group's risk management encompasses credit, market, liquidity, and operational risks. Risk management activities are carried out by independent and specialized structures, according to pre-defined policies and strategies, with the objective of identifying, measuring, monitoring, mitigating, and controlling exposure to financial and non-financial risks to which Inter is subject.
The model adopted by the Group is organized through governance bodies and committees supported by appropriate methodologies, models, and tools, seeking to ensure, among other things:
•    Segregation of duties and independence between business and control areas;
•    A dedicated risk management unit responsible for monitoring and reporting to the relevant authorities;
•Formalized management processes, with defined responsibilities and information flows;
•Clear norms, a structure of competencies and levels of authority compatible with the complexity of the operations;
•Defined limits and margins, aligned with risk appetite and strategic guidelines; and
•Adopting best market practices, seeking continuous improvement in management effectiveness.
a.Credit risk
Credit risk is defined as the possibility of losses associated with the borrower's or counterparty's failure to meet their respective financial obligations under the agreed terms, or the devaluation of a credit contract resulting from an increased risk of default by the borrower, among other factors.
Financial instruments subject to credit risk undergo rigorous credit assessment prior to contracting, as well as throughout the term of the respective transactions. Credit analyses are based on the borrower's (or counterparty's) economic and financial capacity, behavior, including payment history, credit reputation, and the terms and conditions of the respective credit transaction, including terms, rates, and guarantees.
Loans and advances to customers, as presented in explanatory note 12, are mainly represented by operations of:
•    Credit card: credit transactions related to credit card limits, mostly without attached guarantees;
•    Business loans: working capital operations, receivables, discounts and loans in general, with or without collateral;
•Real estate loans: loan and financing operations secured by real estate, with attached collateral;
•Personal loans: loan and payroll deduction card transactions, personal loans with and without collateral; and
•Agribusiness loans: Financing operations for the costs of rural production, investment, marketing and/or industrialization granted to rural producers, with or without collateral.
Mitigation of Exposure
In order to maintain exposures within the risk levels established by senior management, Inter&Co adopts measures to mitigate credit risk. Credit risk exposure is mitigated through the structuring of guarantees, adapting the level of risk to be incurred to the characteristics of the guarantees provided at the time of granting. Risk indicators are continuously monitored, and proposals for alternative mitigation methods are evaluated whenever the credit risk exposure behavior of any unit, region, product, or segment so requires. Additionally, credit risk mitigation occurs through product repositioning and adjustments to operational processes or transaction approval levels.
Credit standards guide operational units and encompass, among other aspects, the classification, requirements, selection, evaluation, formalization, control, and reinforcement of guarantees, aiming to ensure the adequacy and sufficiency of mitigating instruments throughout the loan cycle.
In 2025, there were no material changes in the nature of credit risk exposures, how they arise, or the Group's objectives, policies, and processes for managing them, although Inter&Co will continue to improve its internal risk management processes.
i.Concentration by economic sector
Below is presented the concentration by economic sector related to loans and advances to customers:

	12/31/2025	12/31/2024
Industries	2,080,490	1,612,420
Construction	1,658,824	1,341,976
Trade	1,385,398	1,125,596
Administrative activities	785,016	274,894
Agriculture	406,577	378,690
Financial activities	69,220	52,490
Other segments (a)	1,365,293	1,774,595
Business clients	7,750,818	6,560,661
Individual clients	40,500,362	29,035,632
Total	48,251,180	35,596,293

(a) Mainly refers to real estate activities, communication services, transport, storage and mailing.
During the current fiscal year, the Company's Management conducted a comprehensive review of the criteria used for classification and presentation of concentration by economic sector within the corporate client portfolio. This analysis aimed to enhance the quality and relevance of information disclosed to investors and other users of the financial statements.
As a result of this review, Management identified that certain corporate receivables portfolios were being incorrectly included in the presentation of credit portfolio concentration by economic sector. Although these receivables originate from relationships with corporate entities, they do not constitute credit operations per se, having distinct characteristics, risk profiles, and management models from the traditional credit portfolio.
Reclassification in the amount of R$7,204,273 as of December 31, 2024, more accurately reflects the Company's actual exposure to different economic sectors within credit operations, providing greater transparency and comparability of information. This reclassification does not impact consolidated asset amounts or any financial results, representing exclusively an improved presentation of risk concentration information.
The comparative amounts for the prior year, of R$6,560,661, have been reclassified to ensure methodological consistency.
ii.Concentration of the portfolio
Below is presented the concentration of credit risk related to loans and advances to customers:

	12/31/2025		12/31/2024
	Balance	% on Loans and advances to customers	Balance	% on Loans and advances to customers
Largest debtor	184,344	0.38%	123,456	0.35%
10 largest debtors	1,014,930	2.10%	964,974	2.71%
20 largest debtors	1,540,450	3.19%	1,520,889	4.27%
50 largest debtors	2,477,816	5.14%	2,378,545	6.68%
100 largest debtors	3,383,310	7.01%	3,181,258	8.94%
Measurement
The measurement of credit risk the Group is carried out considering the following:
•At the time of granting credit, an assessment of the Customer's financial situation is carried out through the application of qualitative and quantitative methods, in order to support the adequacy of the proposed risk exposure;
•The assessment is performed at the counterparty level, considering information on collateral, when applicable. Credit risk exposure is also measured in extreme scenarios, using stress techniques and analysis of macroeconomic conditions, considering Brazilian interest rates, unemployment rates, inflation rates, and economic activity index;
•The models used to determine the internal rating of customers and loans are periodically reviewed to ensure they reflect the expected loss expectations, as detailed in explanatory note 12. The estimate of expected losses on financial assets is divided into three categories (stages):
•Stage 1: financial assets that have not shown a significant increase in credit risk;
•Stage 2: financial assets that have shown a significant increase in credit risk; and
•Stage 3: financial assets that have shown indications that they will not be fully honored under the originally agreed terms, or that are involved in bankruptcy proceedings, judicial reorganization, debt restructuring, or that require the execution of guarantees, and are therefore characterized as problematic assets.
•Payment delays in portfolios are monitored to identify trends or changes in credit behavior and allow for the adoption of mitigating measures when necessary;
•Expected credit loss reflects the risk level of loans and allows for monitoring and controlling the portfolio's exposure level and the adoption of risk mitigation measures;
•Expected credit loss is a forecast of the risk levels of the loan portfolio. Its calculation is based on the historical payment behavior and the portfolio's distribution by product and risk level. This is a fundamental contribution to the process of setting prices for loans and advances to customers;
•In addition to monitoring and measuring indicators under normal conditions, simulations of changes in the business environment and economic scenario are also carried out in order to predict the impact of such changes on risk exposure levels, provisions and the balance of these portfolios, and to support the process of reviewing exposure limits and credit risk policy; and
•Expected losses are calculated by multiplying the credit risk parameters, as follows:
◦Probability of Default (PD): this refers to the probability of the client defaulting on their agreed obligations, according to internal evaluation models based on statistical methodologies. These models consider client behavior, internal ratings, business segments, product characteristics and warranties, as well as financial information and qualitative analyses from experts;
•Loss Given Default (LGD): this refers to the percentage of loss relative to exposure in cases of default events, considering recovery efforts. Internal evaluation models are based on statistical methodologies that take into account the characteristics of the operation, such as product and warranty; and
•Exposure at Default (EAD): this refers to the book value of the exposure at the time the expected loss is estimated. In the case of credit commitments or receivables to be released, the EAD will include the expected value of converting these amounts into exposure on the part of the customers.
b.Description of guarantees
Potential losses related to financial instruments are mitigated by the use of various types of real guarantees, formalized through legal instruments. The evaluation/re-evaluation of the effectiveness of the guarantees is carried out at least once every twelve months, considering the characteristics of the asset given as collateral, its market value, and the legal security of the contracts.
The main forms of collateral are: term deposits; financial investments and securities; residential and commercial real estate and vehicles, including commercial instruments such as promissory notes, checks and credit card invoices. Among the guarantees and sureties, bank guarantees stand out.
Payroll loans, substantially represented by payroll-deducted credit cards and personal loans, are deducted directly from borrowers' pensions, income, or salaries and settled directly by the entity responsible for making these payments (a private company or government agency). Credit cards generally do not have collateral.
Guarantees of real estate loans and financing
Real Estate Loan Portfolio Guarantees are substantially constituted by the financed property. The following table demonstrates the value of loans secured by real estate, segregated by Loan to Value (LTV). LTV is the ratio between the carrying amount of a loan and the value of the financed asset. A higher LTV may signal greater risk for the lender, as it indicates a lower participation of the borrower's own capital in the transaction.

	12/31/2025	12/31/2024
Less than or equal to 30%	2,565,053	1,680,479
Greater than 30% and less than or equal to 50%	4,432,991	3,384,141
Greater than 50% and less than or equal to 70%	6,646,170	4,552,068
Greater than 70% and less than or equal to 90%	2,415,905	1,375,696
Greater than 90%	134,603	257,803
	16,194,722	11,250,187
c.Liquidity risk
Liquidity risk represents the possibility that the Group may not be able to efficiently meet its financial obligations, whether expected or unexpected, including obligations arising from guarantees granted and extraordinary redemptions by clients. This risk also covers scenarios in which Inter&Co may face difficulties in negotiating the sale of assets at market prices, either due to the significant volume relative to usual transactions, or due to market disruptions or dysfunctions.
Liquidity risk is managed institutionally through a governance structure, with responsibilities clearly distributed among the Board of Directors, the Assets and Liabilities Committee (ALCO), the Risk Committee, and the Risk Management Officer (CRO). The latter has the specific responsibility of continuously monitoring and tracking liquidity risk.
The risk management structure operates independently and proactively, aiming to continuously monitor liquidity indicators and prevent any extrapolation of established limits. Management comprehensively covers Inter&Co's cash inflows and outflows, allowing for the timely implementation of mitigation actions when necessary.
Liquidity risk monitoring is performed daily, with follow-up conducted periodically by the Assets and Liabilities Committee (ALCO), which systematically evaluates available liquidity risk information, including:
•Mismatch between assets and liabilities;
•Concentration of the 10 largest investors;
•Net Funding;
•Liquidity limits;
•Maturity forecast;
•Stress tests based on internally defined scenarios;
•Liquidity contingency plans;
•Monitoring of Liquidity Ratio; and
•Reports with information on positions held by Inter and its subsidiaries.
The structure considers the internal and external factors that impact the Group's liquidity, carrying out detailed daily monitoring of incoming and outgoing movements of loans and advances to customers, Term Deposits, Savings, Agribusiness Credit Notes (LCA), Real Estate Notes with Real Guarantee (LCI), Guaranteed Real Estate Notes (LIG), Financial Letter (LF) and Demand Deposits.
The group observes and utilizes the information presented on note 6.d as a component for monitoring liquidity risk.
As of December 31, 2025, there were no material changes in the nature of liquidity risk exposures, monitoring methodology, internal policies, or the Group's processes for managing them.
d.Analyses of financial instruments by remaining contractual term
The table below presents the projected future realizable value of the Company’s financial assets and liabilities by contractual term:

		Current			Non-Current		Total	Total
	Note	1 to 30 days	31 to 180 days	181 to 365 days	1 to 5 Years	Over 5 years	12/31/2025	12/31/2024
Financial assets
Cash and cash equivalents	8	3,801,513	—	—	—	—	3,801,513	1,108,394
Amounts due from financial institutions, net of provisions for expected credit losses	9	4,600,218	—	—	—	—	4,600,218	6,194,960
Deposits at Central Bank of Brazil		7,867,658	—	—	—	—	7,867,658	5,285,402
Securities, net of provisions for expected credit losses	10	612,626	1,602,869	3,120,725	15,945,794	7,728,309	29,010,323	23,899,551
Derivative financial assets	11	55,195	2,806	914	—	—	58,915	563
Loans and advances to customers, net of provisions for expected credit losses	12.a	1,256,767	5,864,069	9,408,528	8,329,862	20,391,878	45,251,104	33,327,355
Other assets (a)	15	—	162,091	—	120,238	369,479	651,808	513,081
Total		18,193,977	7,631,835	12,530,167	24,395,894	28,489,666	91,241,539	70,329,306

Financial liabilities
Deposits from customers (b)	16	19,882,715	2,714,755	5,222,151	27,063,463	—	54,883,084	42,803,229
Deposits from banks	17	14,517,220	21,412	47,072	—	—	14,585,704	11,319,577
Securities issued	18	287,004	2,788,361	2,213,720	7,772,061	1,065,998	14,127,144	9,890,219
Derivative financial liabilities	11	4,149	48,538	271	1,156	—	54,114	70,048
Borrowing and on-lending	19	—	—	285,089	532,054	352	817,495	128,924
Other liabilities (c)	22	—	—	4,633	113,917	—	118,550	113,690
Total		34,691,088	5,573,066	7,772,936	35,482,651	1,066,350	84,586,091	64,325,687

Asset/Liability Difference (d)		(16,497,111)	2,058,769	4,757,231	(11,086,757)	27,423,316	6,655,448	6,003,619

(a) Other financial assets consist substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019, advance payment on a foreign exchange contract, commissions and bonuses receivable, and premium or discount on a financial asset transfer transaction;
(b) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity;
(c) Composed of financial liabilities from leases, as per explanatory note 22.b; and
(d) The mismatches observed arise from the different characteristics and contractual terms of the financial assets and liabilities, and do not necessarily represent limitations on the Group's effective liquidity position.
The group observes and utilizes this information as a component for monitoring liquidity risk.
e.Financial assets and liabilities using a current/non-current classification
The table below represents the Group’s current financial assets (realized within 12 months of the reporting date), non-current financial assets (realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date):

		12/31/2025
	Note	Current	Non-current	Total
Assets
Cash and equivalents	8	3,801,513	—	3,801,513
Amounts due from financial institutions, net of provisions for expected credit losses	9	4,600,218	—	4,600,218
Deposits at Central Bank of Brazil		7,867,658	—	7,867,658
Securities, net of provisions for expected credit losses	10	5,336,220	23,674,103	29,010,323
Derivative financial assets	11	58,915	—	58,915
Loans and advances to customers, net of provisions for expected credit losses	12	16,529,364	28,721,740	45,251,104
Other assets (a)	15	162,091	489,717	651,808
Total		38,355,979	52,885,560	91,241,539

Liabilities
Deposits from customers (b)	16	27,819,621	27,063,463	54,883,084
Deposits from banks	17	14,585,704	—	14,585,704
Securities issued	18	5,289,085	8,838,059	14,127,144
Derivative financial liabilities	11	52,958	1,156	54,114
Borrowings and on-lending	19	285,089	532,406	817,495
Other liabilities (c)	22	4,633	113,917	118,550
Total		48,037,090	36,549,001	84,586,091

(a) Other financial assets consist substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019, advance payment on a foreign exchange contract, commissions and bonuses receivable, and premium or discount on a financial asset transfer transaction;
(b) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity; and
(c) Composed of financial liabilities from leases, as per explanatory note 22.b.

		12/31/2024
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,108,394	—	1,108,394
Amounts due from financial institutions, net of provisions for expected credit losses	9	6,194,960	—	6,194,960
Deposits at Central Bank of Brazil		5,285,402	—	5,285,402
Securities, net of provisions for expected credit losses	10	5,379,079	18,520,472	23,899,551
Derivative financial assets	11	563	—	563
Loans and advances to customers, net of provisions for expected credit losses	12	15,686,443	17,640,912	33,327,355
Other assets	15	—	513,081	513,081
Total		33,654,841	36,674,465	70,329,306

Financial liabilities
Deposits from customers	16	25,942,634	16,860,595	42,803,229
Deposits from banks	17	11,319,577	—	11,319,577
Securities issued	18	6,427,756	3,462,463	9,890,219
Derivative financial liabilities	11	70,003	45	70,048
Borrowings and on-lending	19	111,806	17,118	128,924
Other liabilities	22	1,011	112,679	113,690
Total		43,872,787	20,452,900	64,325,687
f.Market risk
Market risk is defined as the possibility of losses resulting from fluctuations in the market values of positions held by the Institution and its subsidiaries, including the risks of transactions subject to fluctuations in exchange rates, interest rates, share prices and commodity prices.
At the Group, market risk management's main objective is to support business areas by establishing processes and implementing the necessary tools to assess and control related risks. This framework enables the measurement and monitoring of risk levels according to guidelines established by senior management.
Market risk management is monitored daily, with regular monitoring conducted by the Assets and Liabilities Committee (ALCO). Market risk controls enable analytical assessment of information and are constantly being refined. The Institution and its subsidiaries have been continually improving internal risk management and mitigation practices.
Measurement
Within the risk management process, the Group classifies its operations, including derivative financial instruments, as follows:
•    Trading book: considers all operations intended to be traded before their contractual maturity or intended to hedge the trading portfolio and which are not subject to limitations on their negotiability.
•    Banking book: considers operations not classified in the trading portfolio, the main characteristic of which is the intention to hold the respective operations until maturity.
In line with market practices, the Group manages its risks dynamically, seeking to identify, measure, evaluate, monitor, report, control and mitigate the exposures to market risks of its own positions. One of the methods of assessing the positions subject to market risk is the Value at Risk (VaR) model. The methodology used to calculate the VaR is the parametric model with a confidence level (CL) of 99% and a holding period of twenty one days.
The value-at-risk for the Trading Book positions are as follows:

Risk factor - R$ thousands	12/31/2025	12/31/2024
IPCA Coupon (a)	5,370	13,738
Fixed rate	401	3,951
USD Coupon	5,734	2,675
Foreign currencies	18,740	28,036
Share price	70	193
Subtotal	30,314	48,593

Diversification effects (correlation)	12,270	24,539
Value-at-Risk	18,044	24,054
VaR over assets	0.02%	0.03%

(a) Price index coupon is composed of the risk factors IPCA (consumer price index calculated by IBGE - Brazilian Institute of Geography and Statistics) and IGPM (General Price Index - Market, calculated by Fundação Getulio Vargas (FGV).
The VaR of the banking portfolio are as follows:

Risk factor - R$ thousands	12/31/2025	12/31/2024
IPCA Coupon (a)	869,347	976,186
Fixed rate	74,245	116,296
TR Coupon (b)	34,499	53,790
Others	294,141	181,069
Subtotal	1,272,232	1,327,341

Diversification effects (correlation)	325,523	347,688
Value-at-Risk	946,709	979,653
VarR over assets	0.96%	1.28%

(a) Price index coupon is composed of the risk factors IPCA (consumer price index calculated by IBGE - Brazilian Institute of Geography and Statistics) and IGPM (General Price Index - Market, calculated by Fundação Getulio Vargas (FGV); and
(b) The interest rate coupon is equivalent to the Reference Rate (TR) and is one of the components that define the profitability of savings and the FGTS (Service Time Guarantee Fund).
a.Sensitivity analysis
To determinate the sensitivity of the Group's economic value to market variations, we conducted sensitivity analyses to the yield curve and prices (scenario 1), as well as adverse stress scenarios (scenarios 2 and 3). We calculated the mark-to-market (MTM) delta of assets and liabilities considering the relevant risk factors in the analyzed period. The results presented reflect aspects that would affect our positions in each scenario:
•    Scenario 1: based on market information, shocks of 1 basis point were applied to interest rates and 1% variation to prices (foreign currencies and shares);
•    Scenario 2: shocks of 25% variation were determined in the curves and market prices;
•    Scenario 3: shocks of 50% variation were determined in the curves and market prices.
A static view of the portfolio and that the dynamism of the market and the composition of the portfolio affecting these positions change continuously and do not necessarily reflect the position shown here. The Group has a process of continuous monitoring of market risk and, in the event of deterioration of position/portfolio, mitigating actions are taken to minimize possible negative effects.

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2025
Risk factor	Rate variation in scenario 1	Scenario 1	Rate variation in scenario 2	Scenario 2	Rate variation in scenario 3	Scenario 3
IPCA coupon (a)	increase	(5,638)	increase	(914,806)	increase	(1,648,619)
Fixed rate	increase	(4,362)	increase	(1,379,571)	increase	(2,590,233)
TR coupon (b)	increase	(511)	increase	(122,128)	increase	(208,431)
USD coupon	decrease	(46)	decrease	(8,085)	decrease	(16,369)
Others	decrease	(2,554)	decrease	(63,843)	decrease	(127,687)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period); and
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2024
Risk factor	Rate variation in scenario 1	Scenario 1	Rate variation in scenario 2	Scenario 2	Rate variation in scenario 3	Scenario 3
IPCA coupon (a)	increase	(4,870)	increase	(834,006)	increase	(1,511,875)
Fixed rate	increase	(2,766)	increase	(988,366)	increase	(1,848,407)
TR coupon (b)	increase	(214)	increase	(56,565)	increase	(96,402)
USD coupon	decrease	(26)	decrease	(4,477)	decrease	(9,047)
Others	increase	(19)	decrease	(1,912)	decrease	(628)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period); and
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).
b.Operational risk
Policy
Inter considers the management of operational risks strategic for the success, transparency, and longevity of its business. The adoption of best practices is essential for its sustainability and growth.
Operational Risk Management aims to identify, assess and monitor risks, and is defined as the risk of losses resulting from inadequate or failed internal processes, people and systems or external events. This definition includes legal risk, but excludes strategic and reputational risk.
Operational risk events can be classified:
•Internal fraud;
•External fraud;
•Labor demands and poor workplace safety;
•Inappropriate practices relating to end users, customers, products and services;
•Damage to physical assets owned or used by the institution;
•Situations that lead to the interruption of the institution's activities or the discontinuity of services provided, including payments;
•Failures in information technology (IT) systems, processes or infrastructure; and
•Failures in the execution, compliance with deadlines or management of the institution's activities, including those related to payment arrangements.
For payment activities, the clauses include:
I - failures in the protection and security of sensitive data related to both end-user credentials and other information exchanged for the purpose of carrying out payment transactions;
II - failures in the identification and authentication of the end user in a payment transaction;
III - failures in the authorization of payment transactions; and
IV - failures in initiating payment transactions.
Inter adopts the management model of the three lines of defense in light of its size, business model and risk appetite.
Operational Risk Management
The operational risk management structure, including technological and cyber risks, promotes an organizational culture focused on prevention and effective risk management. This approach encompasses a forward-looking view to anticipate future risks and a historical perspective to analyze trends and patterns of losses.
These procedures are supported by market tools, best practices based on international frameworks, a RAS (Risk Appetite Statement) approved by the Board of Directors, as well as a internal controls system, independently evaluated for their effectiveness and execution, in order to ensure compliance with the risk appetite limits defined by the Company.